UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2014 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
AFFILIATED MUTUAL FUNDS
Causeway Emerging Markets Fund, Institutional Class	657,590	$8,312
Causeway International Value Fund, Institutional Class[1]	1,730,446	28,553

Total Affiliated Mutual Funds
(Cost $30,690) — 100.0%		36,865

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	14,268	14

Total Short-Term Investment
(Cost $14) — 0.0%		14

Total Investments — 100.0%
(Cost $30,704)‡		36,879

Liabilities in Excess of Other Assets — 0.0%		(12)

Net Assets — 100.0%		$36,867

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
1	The Fund’s investment in Institutional Class shares of Causeway International Value Fund represents greater than 75% of the Fund’s total investments. Causeway International Value Fund seeks long-term growth of capital and income. Further financial information on Causeway International Value Fund is available on the Securities and Exchange Commission’s website at http://www.sec.gov.
‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $30,704 and the unrealized appreciation and depreciation were $6,175 and ($0), respectively.

As of June 30, 2014, all of the Fund’s investments are Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP. Additional information on the fair value hierarchy of investments held by Causeway International Value Fund and Causeway Emerging Markets Fund is available in the financial statements of those Funds.

During the quarter ended June 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1000

1

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 28, 2014

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 28, 2014